Derivative Instruments (Details) - USD ($) $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2018	Mar. 31, 2017	May 31, 2019	Apr. 30, 2019	Apr. 30, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments
Losses/(gains) on the forward contracts						$ 979
Interest rate swap
Derivative Instruments
Interest payments	$ 50,000	$ 300,000	$ 50,000	$ 50,000	$ 300,000
Noncurrent assets | Interest rate swap
Derivative Instruments
Fair value of interest rate swap liability							$ 2,778	$ 3,644
Fair value of interest rate swap asset							2,778
Forward contracts
Derivative Instruments
Notional values							0	0
Forward contracts | Accrued expenses and other current liabilities
Derivative Instruments
Fair value of the forward contracts							0	0
Revenues, net | Forward contracts
Derivative Instruments
Losses/(gains) on the forward contracts							$ 0	$ 240	$ (1,479)